AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 133.6%
	ADVERTISING — 0.3%
916	Omnicom Group, Inc.[1]	$58,267
	AEROSPACE/DEFENSE — 2.2%
148	Lockheed Martin Corp.[1]	63,634
745	Northrop Grumman Corp.[1]	356,535
		420,169
	AGRICULTURE — 2.1%
6,931	Altria Group, Inc.[1]	289,508
745	Archer-Daniels-Midland Co.[1]	57,812
626	Philip Morris International, Inc.[1]	61,811
		409,131
	BEVERAGES — 4.6%
3,230	Brown-Forman Corp. - Class B1	226,617
4,794	Coca-Cola Co.[1]	301,590
2,189	PepsiCo, Inc.[1]	364,819
		893,026
	BIOTECHNOLOGY — 9.1%
1,469	Amgen, Inc.[1]	357,408
1,381	Biogen, Inc.*,1	281,641
5,065	Gilead Sciences, Inc.[1]	313,068
595	Regeneron Pharmaceuticals, Inc.*,1	351,722
1,568	Vertex Pharmaceuticals, Inc.*,1	441,847
		1,745,686
	COMMERCIAL SERVICES — 1.6%
1,825	Rollins, Inc.[1]	63,729
1,415	Verisk Analytics, Inc. - Class A1	244,922
		308,651
	COMPUTERS — 0.3%
625	Leidos Holdings, Inc.[1]	62,944
	COSMETICS/PERSONAL CARE — 3.6%
4,258	Colgate-Palmolive Co.[1]	341,236
2,377	Procter & Gamble Co.[1]	341,789
		683,025
	DISTRIBUTION/WHOLESALE — 0.6%
324	Pool Corp.[1]	113,798
	DIVERSIFIED FINANCIAL SERVICES — 5.0%
2,986	Cboe Global Markets, Inc.[1]	337,985

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
1,664	CME Group, Inc.[1]	$340,621
2,291	Intercontinental Exchange, Inc.[1]	215,446
459	Nasdaq, Inc.[1]	70,016
		964,068
	ELECTRIC — 3.8%
8,840	AES Corp.[1]	185,728
2,227	DTE Energy Co.[1]	282,272
643	Entergy Corp.[1]	72,428
1,110	Evergy, Inc.[1]	72,428
4,330	PPL Corp.[1]	117,473
		730,329
	ENVIRONMENTAL CONTROL — 3.9%
2,924	Republic Services, Inc.[1]	382,664
2,376	Waste Management, Inc.[1]	363,480
		746,144
	FOOD — 17.7%
7,482	Campbell Soup Co.[1]	359,510
6,632	Conagra Brands, Inc.[1]	227,080
5,425	General Mills, Inc.[1]	409,316
1,895	Hershey Co.[1]	407,728
5,820	Hormel Foods Corp.[1]	275,635
1,524	J M Smucker Co.[1]	195,087
5,324	Kellogg Co.[1]	379,814
5,337	Kroger Co.[1]	252,600
3,895	Lamb Weston Holdings, Inc.[1]	278,337
3,816	McCormick & Co., Inc.[1]	317,682
3,528	Tyson Foods, Inc. - Class A1	303,620
		3,406,409
	GAS — 0.4%
2,702	NiSource, Inc.[1]	79,682
	HEALTHCARE-PRODUCTS — 4.7%
982	Danaher Corp.[1]	248,957
609	ResMed, Inc.[1]	127,665
646	STERIS PLC[1,2]	133,173
505	Thermo Fisher Scientific, Inc.[1]	274,356
345	Waters Corp.*,1	114,188
		898,339
	HEALTHCARE-SERVICES — 3.8%
4,852	Centene Corp.*,1	410,528

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-SERVICES (Continued)
231	Molina Healthcare, Inc.*,1	$64,590
500	UnitedHealth Group, Inc.[1]	256,815
		731,933
	HOUSEHOLD PRODUCTS/WARES — 5.1%
3,855	Church & Dwight Co., Inc.[1]	357,204
2,036	Clorox Co.[1]	287,035
2,531	Kimberly-Clark Corp.[1]	342,065
		986,304
	INSURANCE — 14.9%
1,086	Allstate Corp.[1]	137,629
2,334	Arthur J. Gallagher & Co.[1]	380,535
921	Assurant, Inc.[1]	159,195
2,395	Brown & Brown, Inc.[1]	139,724
1,489	Chubb Ltd.[1,2]	292,708
3,002	Cincinnati Financial Corp.[1]	357,178
1,043	Everest Re Group Ltd.[1,2]	292,332
3,378	Progressive Corp.[1]	392,760
2,121	Travelers Cos., Inc.[1]	358,725
1,825	W R Berkley Corp.[1]	124,575
1,232	Willis Towers Watson PLC[1,2]	243,184
		2,878,545
	INTERNET — 0.8%
873	VeriSign, Inc.*,1	146,079
	MEDIA — 0.7%
373	FactSet Research Systems, Inc.[1]	143,445
	OIL & GAS — 2.2%
16,376	Coterra Energy, Inc.[1]	422,337
	PACKAGING & CONTAINERS — 0.6%
5,237	Amcor PLC[1,2]	65,096
412	Packaging Corp. of America[1]	56,650
		121,746
	PHARMACEUTICALS — 15.6%
2,819	AbbVie, Inc.[1]	431,758
2,210	AmerisourceBergen Corp.[1]	312,671
4,184	Bristol-Myers Squibb Co.[1]	322,168
254	Cigna Corp.[1]	66,934
3,012	CVS Health Corp.[1]	279,092
1,224	Eli Lilly & Co.[1]	396,858

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
2,014	Johnson & Johnson[1]	$357,505
557	McKesson Corp.[1]	181,699
1,821	Merck & Co., Inc.[1]	166,021
6,378	Organon & Co.[1]	215,257
4,204	Pfizer, Inc.[1]	220,416
351	Zoetis, Inc.[1]	60,333
		3,010,712
	REITS — 1.8%
1,130	Public Storage - REIT[1]	353,317
	RETAIL — 9.3%
779	Costco Wholesale Corp.[1]	373,359
1,577	Dollar General Corp.[1]	387,059
625	Domino's Pizza, Inc.[1]	243,569
1,420	McDonald's Corp.[1]	350,569
847	Starbucks Corp.[1]	64,702
6,874	Walgreens Boots Alliance, Inc.[1]	260,525
846	Walmart, Inc.[1]	102,857
		1,782,640
	SEMICONDUCTORS — 1.2%
6,346	Intel Corp.[1]	237,404
	SHIPBUILDING — 0.4%
309	Huntington Ingalls Industries, Inc.[1]	67,306
	SOFTWARE — 9.9%
4,234	Activision Blizzard, Inc.[1]	329,659
3,155	Akamai Technologies, Inc.*,1	288,146
3,147	Citrix Systems, Inc.[1]	305,794
471	Electronic Arts, Inc.[1]	57,297
2,065	Jack Henry & Associates, Inc.[1]	371,741
457	Microsoft Corp.[1]	117,371
3,465	Oracle Corp.[1]	242,100
1,628	Take-Two Interactive Software, Inc.*,1	199,479
		1,911,587
	TELECOMMUNICATIONS — 5.2%
13,043	AT&T, Inc.[1]	273,381
4,807	Juniper Networks, Inc.[1]	136,999
1,240	Motorola Solutions, Inc.[1]	259,904
6,337	Verizon Communications, Inc.[1]	321,603
		991,887

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TOYS/GAMES/HOBBIES — 0.3%
748	Hasbro, Inc.[1]	$61,246
	TRANSPORTATION — 1.9%
1,311	C.H. Robinson Worldwide, Inc.[1]	132,896
2,370	Expeditors International of Washington, Inc.[1]	230,980
		363,876
	TOTAL COMMON STOCKS
	(Cost $26,085,991)	25,730,032

Principal Amount
	SHORT-TERM INVESTMENTS — 30.4%
$5,851,277	UMB Bank Demand Deposit, 0.01%[3]	5,851,277
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,851,277)	5,851,277
	TOTAL INVESTMENTS — 164.0%
	(Cost $31,937,268)	31,581,309
	Liabilities in Excess of Other Assets — (64.0)%	(12,319,345)
	TOTAL NET ASSETS — 100.0%	$19,261,964

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of June 30, 2022, the aggregate value of those securities was $18,126,777, representing 94.1% of net assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.